RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Amounts affecting revenue:
Fountain syrup and packaged product sales	61	44	13
Amounts affecting cost of sales:
Purchases of concentrate, syrup, mineral water and juice	(3,112)	(2,460)	(1,777)
Purchases of finished products	(30)	(31)	(36)
Marketing support funding earned	313	264	181
Total amounts affecting cost of sales	(2,829)	(2,227)	(1,632)
Amounts affecting operating expenses:
Other operating credits	10	9	8
Other operating expenses	(11)	(8)	(4)
Total amounts affecting operating expenses	(1)	1	4
Total net amount affecting the Consolidated Income Statement	(2,769)	(2,182)	(1,615)

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2017	31 December 2016
	€ million	€ million
Amounts due from TCCC	71	91
Amounts payable to TCCC	162	154
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2017	31 December 2016
	€ million	€ million
Amounts affecting revenues:
Packaged product sales	3	5
Amounts affecting cost of sales:
Purchases of juice concentrates and mineral water	(68)	(37)
Purchases of finished goods and other cost of goods	(12)	(6)
Total amounts affecting cost of sales	(80)	(43)
Amounts affecting operating expenses:
Maintenance and repair services and plant rental expense	(9)	(5)
Office rent and other expenses	(7)	(4)
Total amounts affecting operating expenses	(16)	(9)
Total net amount affecting the consolidated income statement	(93)	(47)
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2017	31 December 2016
	€ million	€ million
Amounts due from Cobega	4	4
Amounts payable to Cobega	16	8
The following table summarises the amounts recognised as an expense during the reporting period related to key management personnel:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Salaries and other short-term employee benefits	18	20	17
Post-employment benefits	1	1	—
Share-based payments	8	20	25
Termination benefits	—	10	2
Total	27	51	44